Contingent Liabilities - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 2,466	$ 3,147
Associates and joint ventures [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,541	1,532
Subsidiaries and joint operations [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 925	$ 1,615